Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Purchase price	¥ 3,862	¥ 1,129
Allowance for credit losses at acquisition date	3,633	597
Discount or premium attributable to other factors	876	251
Par value	¥ 8,371	¥ 1,977